Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

Convertible notes payable consisted of the following:

	September 30,	December 31,
	2023	2022

August 3, 2022 ($5,000,000)	$5,000,000	$5,000,000
August 3, 2022 ($1,000,000)	1,000,000	1,000,000
August 22, 2022 ($500,000)	500,000	500,000
September 22, 2022 ($250,000)	250,000	250,000
September 25, 2022 ($600,000)	600,000	600,000
September 25, 2022 ($600,000)	600,000	600,000
September 29, 2022 ($50,000)	50,000	50,000
September 29, 2022 ($500,000)	500,000	500,000
October 10, 2022 ($500,000)	500,000	500,000
October 13, 2022 ($750,000)	75,000	75,000
October 13, 2022 ($50,000)	50,000	50,000
October 14, 2022 ($50,000)	50,000	50,000
January 4, 2023 ($500,000)	500,000	-

Total convertible notes payable (current)	$9,675,000	$9,175,000

From August 3, 2022 through January 4, 2023, the Company conducted a convertible note offering for a maximum offering of $15,000,000 and a minimum of $2,000,000 (the “Convertible Note Offering”).

Pursuant to the terms of the Convertible Note, the principal amount of the Note that may be outstanding from time to time bears interest per annum until paid in full at a rate equal to 6%, compounded annually. The principal and interest of the Note was due and payable to the noteholder on the one-year anniversary of the date of the Note (the “Maturity Date”) unless all principal and interest due under the Note had been converted by the Maturity Date.

The conversion price was equal to $0.25 per share of common stock. The Notes had an automatic conversion upon the date of effectiveness of registration of the Notes on a registration statement filed with the Securities and Exchange Commission (the “SEC”), and were subject to a 4.99% beneficial ownership limitation. The Notes were convertible into shares of common stock at the option of the Noteholder at any time prior to the Maturity Date.

The Company analyzed the conversion option in the Notes for derivative accounting treatment under ASC Topic 815, “Derivatives and Hedging,” and determined that the instruments do not qualify for derivative accounting.

As of December 31, 2022, the Company received $9,175,000 from a total of 12 accredited investors pursuant to the Convertible Note Offering.

As of September 30, 2023, the Company received $9,675,000 from a total of 13 accredited investors pursuant to the Convertible Note Offering.

On October 1, 2023, the Company entered into Conversion Agreements with each of the convertible noteholders to convert their respective notes into shares of Class B Preferred Stock. Pursuant to the Conversion Agreements, each noteholder agreed to receive one share of Class B Stock for each $2.00 of principal and unpaid interest accrued through the closing date of the Conversion Agreement. As of the closing date of the Conversion Agreement, and each of them, no portion of any of the Notes had been converted into shares of the Company’s common stock.

Note 5 – Debt

Note payable

March 1, 2021 – $35,000

On March 1, 2021, an individual loaned the predecessor company $35,000 in exchange for an unsecured promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before March 1, 2022. The maturity date was extended to December 31, 2022. Interest is due and payable on the first day of each month. At December 31, 2022, Prime Time Live, Inc. owes $35,000 in principal and accrued interest of $1,095 for the year ended December 31, 2022.

Convertible note payables

	December 31,	December 31,
	2022	2021

August 3, 2022 ($5,000,000)	$5,000,000	$-
August 3, 2022 ($1,000,000)	1,000,000	-
August 22, 2022 ($500,000)	500,000	-
September 22, 2022 ($250,000)	250,000	-
September 25, 2022 ($600,000)	600,000	-
September 25, 2022 ($600,000)	600,000	-
September 29, 2022 ($50,000)	50,000	-
September 29, 2022 ($500,000)	500,000	-
October 10, 2022 ($500,000)	500,000	-
October 13, 2022 ($750,000)	75,000	-
October 13, 2022 ($50,000)	50,000	-
October 14, 2022 ($50,000)	50,000	-

Total convertible note payables (current)	$9,175,000	$-

From August 3, 2022 through November 28, 2022, the Company conducted a convertible note offering for a maximum offering of $15,000,000 and a minimum of $2,000,000 (the “Convertible Note Offering”).

Pursuant to the terms of the Convertible Note, the principal amount of the Note that may be outstanding from time to time shall bear interest per annum until paid in full at a rate equal to 6%, compounded annually. The principal and interest of the Note shall be due and payable to the noteholder on the one-year anniversary of the date of the Note (the “Maturity Date”) unless all principal and interest due under the Note had been converted by the Maturity Date.

The conversion price shall be equal to $0.25 per share of Common Stock. Any time prior to the Maturity Date, and upon the date of effectiveness of registration of the Notes on a registration statement filed with the Securities and Exchange Commission (the “SEC”), the Note shall automatically convert to shares of common stock of the Company at the Conversion Price (the “Automatic Conversion”); provided however, that in the event that Conversion Shares represent greater than 4.99% of the total Common Shares of the Company (the portion above 4.99% referred to herein as the “Excess Shares”), then the Automatic Conversion shall only apply to such portion of the Note up to 4.99% and not include the Excess Shares. This Note is convertible at the option of the Noteholder, in holder’s sole discretion, in whole or in part, at any time prior to the Maturity Date or payment in full of the Note, whichever occurs first, all or any portion of principal or interest, into shares of Common Stock of the Company at the Conversion Price.

The Company analyzed the conversion option in the notes for derivative accounting treatment under ASC Topic 815, “Derivatives and Hedging,” and determined that the instruments do not qualify for derivative accounting.

As of December 31, 2022, the Company has received $9,175,000   from 12 accredited investors pursuant to the Convertible Note Offering.